Net Income and Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Net Income and Other Comprehensive Income (Loss)
31.	NET INCOME AND OTHER COMPREHENSIVE INCOME (LOSS)
a.	Other income and expenses

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Gain or loss on disposal of property, plant and equipment	$(48)	$(107)	$142
Reversal of impairment loss on investment properties	148	11	19
Loss on disposal of intangible assets	—	—	—
Impairment loss on intangible assets	—	(9)	(51)
Impairment loss on property, plant and equipment	(596)	—	—
	$(496)	$(105)	$110

b.	Other income

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
Dividend income	$391	$328	$396
Rental income	41	61	70
Income from Piping Fund	202	—	2
Others	438	447	232
	$1,072	$836	$700

c.	Other gains and losses

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Net foreign currency exchange gains or losses	$181	$(88)	$37
Gain on disposal of financial instruments	—	3	6
Gain or loss on disposal of investments accounted for using equity method	(2)	—	—
Valuation gain or loss on financial assets and liabilities at fair value through profit or loss, net	(1)	1	(21)
Impairment loss on available-for-sale financial assets	(577)	—	—
Others	(49)	(48)	(68)
	$(448)	$(132)	$(46)

d.	Impairment loss (reversal of impairment loss) on financial instruments

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Contract assets	$—	$—	$19
Trade notes and accounts receivable	$943	$578	$805
Available-for-sale financial assets	$577	$—	$—
Other receivables	$(2)	$65	$96
Inventories	$192	$52	$365
Property, plant and equipment	$596	$—	$—
Investment properties	$(148)	$(11)	$(19)
Intangible assets	$—	$9	$51

e.	Depreciation and amortization expenses

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Property, plant and equipment	$29,087	$28,143	$27,461
Investment properties	19	21	21
Intangible assets	3,379	3,766	4,386
Incremental costs of obtaining contracts	—	—	1,941
Total depreciation and amortization expenses	$32,485	$31,930	$33,809
Depreciation expenses summarized by functions
Operating costs	$27,214	$26,402	$25,996
Operating expenses	1,892	1,762	1,486
	$29,106	$28,164	$27,482
Amortization expenses summarized by functions
Operating costs	$3,042	$3,473	$6,085
Marketing expenses	173	154	113
General and administrative expenses	126	104	93
Research and development expenses	38	35	36
	$3,379	$3,766	$6,327

f.	Employee benefit expenses

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
Post-employment benefit
Defined contribution plans	$544	$594	$640
Defined benefit plans	2,822	2,834	2,953
	3,366	3,428	3,593
Share-based payment
Equity-settled share-based payment	17	22	17
Other employee benefit
Salaries	25,985	25,760	26,204
Insurance	2,652	2,748	2,740
Others	15,730	15,449	14,470
	44,367	43,957	43,414
Total employee benefit expenses	$47,750	$47,407	$47,024
Summary by functions
Operating costs	$25,190	$24,725	$24,367
Operating expenses	22,560	22,682	22,657
	$47,750	$47,407	$47,024

Chunghwa distributes employees’ compensation at the rates from 1.7% to 4.3% and remuneration to directors not higher than 0.17%, respectively, of pre-tax income.  As of December 31, 2018, the payables of the employees’ compensation and the remuneration to directors were $1,404 million and $38 million, respectively.  Such amounts have been approved by the Chunghwa’s Board of Directors on March 19, 2019 and will be reported to the stockholders in their meeting planned to be held on June 21, 2019.

If there is a change in the proposed amounts after the annual financial statements are authorized for issue, the differences are recorded as a change in accounting estimate.

The compensation to the employees and remuneration to the directors of 2016 and 2017 approved by the Board of Directors on March 7, 2017 and March 13, 2018, respectively, were as follows.

	2016	2017
	Cash	Cash
	NT$	NT$
	(In Millions)
Compensation distributed to the employees	$1,702	$1,596
Remuneration paid to the directors	42	41

There was no difference between the initial accrual amounts and the amounts proposed in the Board of Directors in 2017 and 2018 of the aforementioned compensation to employees and the remuneration to directors.

g.	Reclassification adjustments of other comprehensive income or loss

	Year Ended December 31
	2016	2017
	NT$	NT$
	(In Millions)
Unrealized gain or loss on available-for-sale financial assets
Arising during the year	$(721)	$605
Reclassification adjustments
Upon disposal	—	—
Upon impairment	577	—
	$(144)	$605
Cash flow hedges
Gain arising during the year	$15	$3
Reclassification adjustments included in profit or loss	(1)	(2)
Adjusted against the carrying amount of hedged items	(15)	(2)
	$(1)	$(1)